Financial - risk management objectives and policies - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Financial - risk management [Line Items]
Lease liabilities	$ 7,503	$ 261,538
Total	265,692		$ 46,166
Minera Yanacocha SRL and subsidiary [Member] | Less than one year [member]
Financial - risk management [Line Items]
Trade accounts payable	45,671		48,847
Accounts payable to related parties	11,426		10,846
Lease liabilities	290
Total	$ 57,387		$ 59,693